PowerShares Exchange-Traded Fund Trust

301 West Roosevelt Road

Wheaton, IL 60187

June 15, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

On behalf of PowerShares Exchange-Traded Fund Trust, we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing XBRL interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated August 31, 2011, relating to the PowerShares Lux Nanotech Portfolio and the PowerShares Global Listed Private Equity Portfolio, as supplemented May 24, 2012, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

The purpose of this filing is to submit the data in eXtensible Business Reporting Language format for the PowerShares Lux Nanotech Portfolio and the PowerShares Global Listed Private Equity Portfolio.

Very truly yours,

POWERSHARES EXCHANGE-TRADED FUND TRUST

/s/ Anna Paglia
Anna Paglia
Secretary